Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

On January 14, 2015, the Company declared a dividend of $0.25 per share or approximately  $10.4 million, which was paid on February 20, 2015 to shareholders of record at January 30, 2015.

In the first quarter of 2015, the Company acquired two Airbus A321-200 aircraft and two Airbus A320-200 aircraft and sold three Boeing 737-800 aircraft.